CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (20,745)	$ (76,437)	$ (242,789)
Other comprehensive (loss) income:
Foreign currency translation adjustments, before and after tax	(18,774)	0	0
Changes in fair values of interest rate swap agreements, before and after tax	0	0	61
Other comprehensive (loss) income	(18,774)	0	61
Total comprehensive loss	(39,519)	(76,437)	(242,728)
Comprehensive loss attributable to participation interest	3,370	0	0
Comprehensive loss attributable to Studio City International Holdings Limited	$ (36,149)	$ (76,437)	$ (242,728)